Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	€ 2,029	€ (135)	[1]	€ 1,236
Other comprehensive income	200	457	[1]	2,237
Total comprehensive income / (loss)	2,229	321	[1]	€ 3,473
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	48	43
Other comprehensive income	(2)	2
Total comprehensive income / (loss)	47	45
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	25	22
Other comprehensive income	(1)	1
Total comprehensive income / (loss)	24	23
AIFMC [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	277	181
Other comprehensive income	0	0
Total comprehensive income / (loss)	277	181
AIFMC [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	136	89
Total comprehensive income / (loss)	136	89
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	208	194
Other comprehensive income	53	10
Total comprehensive income / (loss)	260	203
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or (loss)	104	81
Other comprehensive income	26	(10)
Total comprehensive income / (loss)	€ 131	€ 71

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.